Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment Net (Textual)
Depreciation expense	$ 188,995	$ 165,906	$ 86,396
Liabilities assumed in connection with purchase of property, plant and equipment	$ 7,445,478